Debt - Schedule of Debt Instruments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 25,336,000,000	$ 21,688,000,000
Unamortized Debt Issuance Costs, Noncurrent	(305,000,000)	(269,000,000)
Current Debt, Net	0	247,000,000
Total Debt, Net	25,336,000,000	21,935,000,000
2021 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 2,006,000,000	2,007,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Unamortized Premium	$ 6,000,000	7,000,000
2022 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%
2023 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,505,000,000	1,506,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
Debt Instrument, Unamortized Premium	$ 5,000,000	6,000,000
2024 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%
2025 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 2,000,000,000	2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.625%
2026 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%
2027 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2028 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,349,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	4.20%
Debt Instrument, Unamortized Discount	$ 1,000,000	0
2037 SPL Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 800,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.00%
2015 SPL Credit Facilities [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 0	314,000,000
2025 CQP Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.25%
2016 CQP Credit Facilities [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,090,000,000	2,560,000,000
2024 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,250,000,000	1,250,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%
2025 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,500,000,000	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.875%
2027 CCH Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,500,000,000	0
Debt Instrument, Interest Rate, Stated Percentage	5.125%
2015 CCH Credit Facility [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 2,485,000,000	2,381,000,000
2025 CCH Holdco II Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,305,000,000	1,171,000,000
Debt Instrument, Interest Rate, Stated Percentage	11.00%
2021 Cheniere Convertible Unsecured Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 1,040,000,000	960,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Unamortized Discount	$ 121,000,000	146,000,000
2045 Cheniere Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	$ 311,000,000	308,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.25%
Debt Instrument, Unamortized Discount	$ 314,000,000	317,000,000
Cheniere Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-Term Debt, Net	0	0
Line of Credit Facility, Maximum Borrowing Capacity	750,000,000
SPL Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Net	0	224,000,000
Line of Credit Facility, Maximum Borrowing Capacity	1,200,000,000.0
CCH Working Capital Facility [Member]
Debt Instrument [Line Items]
Current Debt, Net	0	0
Line of Credit Facility, Maximum Borrowing Capacity	350,000,000
Cheniere Marketing Trade Finance Facilities [Member]
Debt Instrument [Line Items]
Current Debt, Net	$ 0	$ 23,000,000